Share-based payment obligation (Details) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended
	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2024 USD ($) Option	Mar. 31, 2023 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions		$ 3.2	$ 3.3
Omnibus share-based payment plans, RSUs with non-market conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted, at grant date		$ 22.7
Pre-existing Omnibus employee share-based payment plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted | Option		0
March 2024 Omnibus employee share-based payment plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted, at grant date	$ 49.9
Assumption of forfeiture rate	7.00%
Expected charge over remaining term of share options issued during the period	$ 12.5	$ 12.5
Expected dividend, share options granted	0.0
Dividends planned for the near future	$ 0.0	$ 0.0
March 2024 Omnibus employee share-based payment plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price assumption | $ / shares	$ 5.27
Expected volatility, share options granted	35.90%
March 2024 Omnibus employee share-based payment plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price assumption | $ / shares	$ 11.55
Expected volatility, share options granted	50.91%
March 2024 Omnibus employee share-based payment plan, Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted, at grant date	$ 22.7
March 2024 Omnibus employee share-based payment plan, Performance stock units (PSUs) with non-market conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted, at grant date	19.0
March 2024 Omnibus employee share-based payment plan, Performance stock units (PSUs) with market conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted, at grant date	$ 8.2